Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Infinity Commercial Lending, LLC

3280 Peachtree Rd., Suite 2700

Atlanta, GA 30305

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Infinity Commercial Lending, LLC (the “Company,” as the engaging party) and Brean Capital, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) with respect to the INFN 2025-1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of September 1, 2025.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 8, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	INFN-2025-1 Accounting Tape Final.xlsx (provided on September 8, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

Melville, NY

September 8, 2025

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

INFN 2025-1	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan ID Number	None - Company Provided	None
2	Footnotes (for Loan and Property Information)	None - Company Provided	None
3	Loan/Property Flag	None - Company Provided	None
4	Mortgage Loan Originator	Loan Agreement	None
5	Mortgage Loan Seller	None - Company Provided	None
6	No. of Properties	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	% of Initial Pool Balance	None - Company Provided	None
9	% of Loan Balance	None - Company Provided	None
10	Related Group	None - Company Provided	None
11	Crossed Group	None - Company Provided	None
12	Address	Engineering Report	None
13	City	Appraisal Report	None
14	County	Appraisal Report	None
15	State	Appraisal Report	None
16	Zip Code	Appraisal Report	None
17	General Property Type	Appraisal Report	None
18	Detailed Property Type	Appraisal Report	None
19	Year Built	Appraisal Report	None
20	Year Renovated	Appraisal Report	None
21	Number of Units	Underwriting File	None
22	Unit of Measure	Underwriting File	None
23	Loan Purpose	Closing Statement	None
24	Loan Per Unit of Measure ($)	Recalculation	None
25	Original Balance ($)	Loan Agreement	None
26	Cut-off Date Balance ($)	Loan Agreement	None
27	Maturity Balance ($)	Loan Agreement	None
28	Interest Rate %	Loan Agreement	None
29	Administrative Fee Rate %	Fee Schedule	None
30	Net Mortgage Rate %	Recalculation	None
31	Interest Accrual Method	Loan Agreement	None
32	Amortization Type	Loan Agreement	None
33	Monthly Debt Service (P&I) ($)	Not Applicable*	None
34	Annual Debt Service (P&I) ($)	Not Applicable*	None
35	Monthly Debt Service (IO) ($)	Recalculation	None
36	Annual Debt Service (IO) ($)	Recalculation	None

INFN 2025-1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
37	Origination Date	Loan Agreement	None
38	Original Term To Maturity (Mos.)	Recalculation	None
39	Remaining Term To Maturity (Mos.)	Recalculation	None
40	Seasoning (Mos.)	Recalculation	None
41	Original Interest Only Period (Mos.)	Recalculation	None
42	Remaining Interest Only Period (Mos.)	Recalculation	None
43	Original Amortization Term (Mos.)	Not Applicable*	None
44	Remaining Amortization (Mos.)	Not Applicable*	None
45	Payment Due Date	Loan Agreement	None
46	First Payment Date	Loan Agreement	None
47	First P&I Payment Date	Loan Agreement	None
48	Final Maturity Date	Loan Agreement	None
49	Cut-off Date LTV Ratio (%)	Recalculation	None
50	LTV Ratio at Maturity (%)	Recalculation	None
51	Grace Period - Late Fee (Days)	Loan Agreement	None
52	Grace Period - Default (Days)	Loan Agreement	None
53	Prepayment Provision	Loan Agreement	None
54	Underwritten Economic Occupancy (%)	Underwriting File	None
55	Underwritten EGI ($)	Underwriting File	$1.00
56	Underwritten Expenses ($)	Underwriting File	$1.00
57	Underwritten Net Operating Income ($)	Underwriting File	$1.00
58	Underwritten Replacement Reserve ($)	Underwriting File	$1.00
59	Underwritten Replacement TILC ($)	Underwriting File	$1.00
60	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
61	Underwritten NOI Debt Yield (%)	Recalculation	None
62	Underwritten NOI DSCR (x)	Recalculation	None
63	Underwritten NCF Debt Yield (%)	Recalculation	None
64	Underwritten NCF DSCR (x)	Recalculation	None
65	Most Recent EGI ($)	Underwriting File	$1.00
66	Most Recent Expenses ($)	Underwriting File	$1.00
67	Most Recent NOI ($)	Underwriting File	$1.00
68	Most Recent NOI Date	Underwriting File	None
69	Most Recent Description	Underwriting File	None
70	Second Most Recent EGI ($)	Underwriting File	$1.00
71	Second Most Recent Expenses ($)	Underwriting File	$1.00
72	Second Most Recent NOI ($)	Underwriting File	$1.00

INFN 2025-1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
73	Second Most Recent NOI Date	Underwriting File	None
74	Second Most Recent Description	Underwriting File	None
75	Third Most Recent EGI ($)	Underwriting File	$1.00
76	Third Most Recent Expenses ($)	Underwriting File	$1.00
77	Third Most Recent NOI ($)	Underwriting File	$1.00
78	Third Most Recent NOI Date	Underwriting File	None
79	Third Most Recent Description	Underwriting File	None
80	Whole Loan Cut-off Date Balance ($)	Not Applicable*	None
81	Whole Loan Monthly Debt Service ($)	Not Applicable*	None
82	Whole Loan Cut-off Date LTV Ratio (%)	Not Applicable*	None
83	Whole Loan Underwritten NCF DSCR (x)	Not Applicable*	None
84	Total Debt Cut-off Date Balance ($)	Not Applicable*	None
85	Total Debt Monthly Debt Service ($)	Not Applicable*	None
86	Total Debt Cut-off Date LTV Ratio (%)	Not Applicable*	None
87	Total Debt Underwritten NCF DSCR (x)	Not Applicable*	None
88	Total Debt Underwritten NCF Debt Yield (%)	Not Applicable*	None
89	Appraised Value ($)	Appraisal Report	None
90	Appraised Value Type	Appraisal Report	None
91	Appraisal Date	Appraisal Report	None
92	Environmental Phase I Report Date	Environmental Report	None
93	Environmental Phase II Report Date	Environmental Report	None
94	Engineering Report Date	Engineering Report	None
95	Seismic Report Date	Engineering Report	None
96	PML or SEL (%)	Engineering Report	None
97	Leased Occupancy (%)	Underwriting File	None
98	Occupancy Date	Underwriting File	None
99	Single Tenant (Y/N)	Underwriting File	None
100	Largest Tenant	Underwriting File	None
101	Largest Tenant SF	Underwriting File	None
102	Largest Tenant % of NRA	Underwriting File	None
103	Largest Tenant Lease Expiration Date	Underwriting File	None
104	Second Largest Tenant	Underwriting File	None
105	Second Largest Tenant SF	Underwriting File	None
106	Second Largest Tenant % of NRA	Underwriting File	None
107	Second Largest Tenant Lease Expiration Date	Underwriting File	None

INFN 2025-1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
108	Third Largest Tenant	Underwriting File	None
109	Third Largest Tenant SF	Underwriting File	None
110	Third Largest Tenant % of NRA	Underwriting File	None
111	Third Largest Tenant Lease Expiration Date	Underwriting File	None
112	Fourth Largest Tenant	Underwriting File	None
113	Fourth Largest Tenant SF	Underwriting File	None
114	Fourth Largest Tenant % of NRA	Underwriting File	None
115	Fourth Largest Tenant Lease Expiration Date	Underwriting File	None
116	Fifth Largest Tenant	Underwriting File	None
117	Fifth Largest Tenant SF	Underwriting File	None
118	Fifth Largest Tenant % of NRA	Underwriting File	None
119	Fifth Largest Tenant Lease Expiration Date	Underwriting File	None
120	Flood Zone	Engineering Report	None
121	Ownership Interest	Title Policy	None
122	Tenants in Common (Y/N)	Loan Agreement	None
123	Delaware Statutory Trust (Y/N)	Loan Agreement	None
124	Ground Lease Expiration Date	Not Applicable*	None
125	Ground Lease Extension Terms	Not Applicable*	None
126	Annual Ground Lease Payment as of the Cut-off Date ($)	Not Applicable*	None
127	Annual Ground Rent Increases (Y/N)	Not Applicable*	None
128	Upfront RE Tax Reserve ($)	Loan Agreement	None
129	Monthly RE Tax Reserve ($)	Loan Agreement	None
130	Upfront Insurance Reserve ($)	Loan Agreement	None
131	Monthly Insurance Reserve ($)	Loan Agreement	None
132	Upfront Replacement Reserve ($)	Loan Agreement	None
133	Monthly Replacement Reserve ($)	Loan Agreement	None
134	Replacement Reserve Cap ($)	Loan Agreement	None
135	Upfront TI/LC Reserve ($)	Loan Agreement	None
136	Monthly TI/LC Reserve ($)	Loan Agreement	None
137	TI/LC Cap ($)	Loan Agreement	None
138	Upfront Debt Service Reserve ($)	Loan Agreement	None
139	Monthly Debt Service Reserve ($)	Loan Agreement	None
140	Debt Service Reserve Cap ($)	Loan Agreement	None
141	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None

INFN 2025-1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
142	Upfront Other Reserve ($)	Loan Agreement	None
143	Monthly Other Reserve ($)	Loan Agreement	None
144	Other Reserve Description	Loan Agreement	None
145	Other Reserve Cap ($)	Loan Agreement	None
146	Holdback/ Earnout Amount ($)	Loan Agreement	None
147	Holdback/ Earnout Description	Loan Agreement	None
148	Lockbox Type	Loan Agreement	None
149	Cash Management	Loan Agreement	None
150	Excess Cash Trap Triggered by Debt Yield Test (Y/N)	Loan Agreement	None
151	Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement	None
152	Future Additional Debt Permitted (Y/N)	Loan Agreement	None
153	Future Additional Debt Type	Loan Agreement	None
154	Sponsor	Loan Agreement	None
155	Non-Recourse Carveout Guarantor	Guaranty Agreement	None
156	Sources: Loan Amount ($)	Recalculation	None
157	Sources: Principal New Cash Contribution ($)	Closing Statement	None
158	Sources: Subordinate Debt ($)	Closing Statement	None
159	Sources: Other Sources ($)	Closing Statement	None
160	Sources: Total Sources ($)	Closing Statement	None
161	Uses: Loan Payoff ($)	Closing Statement	None
162	Uses: Purchase Price ($)	Closing Statement	None
163	Uses: Closing Costs ($)	Closing Statement	None
164	Uses: Reserves ($)	Closing Statement	None
165	Uses: Principal Equity Distribution ($)	Closing Statement	None
166	Uses: Other Uses ($)	Closing Statement	None
167	Uses: Total Uses ($)	Closing Statement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
24	Loan Per Unit of Measure ($)	Quotient of (i) Cut-off Date Balance ($) and (ii) Number of Units.
30	Net Mortgage Rate %	Difference between (i) Interest Rate % and (ii) Administrative Fee Rate %.
35	Monthly Debt Service (IO) ($)	Quotient of (i) Annual Debt Service (IO) ($) and (ii) 12.
36	Annual Debt Service (IO) ($)	Product of (i) Cut-off Date Balance ($), (ii) Interest Rate % and (iii) the Interest Accrual Method (365/360).
38	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Final Maturity Date .
39	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term To Maturity (Mos.) and (ii) Seasoning (Mos.).
40	Seasoning (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Cut-off Date.
41	Original Interest Only Period (Mos.)	Set equal to Original Term To Maturity (Mos.).
42	Remaining Interest Only Period (Mos.)	Set equal to Remaining Term To Maturity (Mos.).
49	Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).
50	LTV Ratio at Maturity (%)	Quotient of (i) Maturity Balance ($) and (ii) Appraised Value ($).
61	Underwritten NOI Debt Yield (%)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).
62	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Annual Debt Service (IO) ($).
63	Underwritten NCF Debt Yield (%)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).
64	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Annual Debt Service (IO) ($).
156	Sources: Loan Amount ($)	Set equal to Cut-off Date Balance ($).